Other Liabilities, Provisions and Commitments - Summary of Changes in Balance of Provisions Recorded (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Balance at beginning of the period	$ 2,788
Balance at end of the period	2,460	$ 2,788
Taxes
Disclosure of other provisions [line items]
Balance at beginning of the period	940	1,348	$ 1,823
Penalties and other charges	40	69	228
New contingencies	68	4	4
Cancellation and adjustments	(238)	(283)	(447)
Payments	(7)	(107)	(155)
Effect of foreign currency exchange rates	5	(91)	(105)
Balance at end of the period	808	940	1,348
Cancellation and adjustments, reduction of accessories in contingencies	240
Labor
Disclosure of other provisions [line items]
Balance at beginning of the period	1,180	1,308	1,385
Penalties and other charges	92	71	64
New contingencies	564	361	843
Cancellation and adjustments	(356)	(340)	(523)
Payments	(438)	(181)	(308)
Effect of foreign currency exchange rates	(53)	(39)	(153)
Balance at end of the period	989	1,180	1,308
Legal
Disclosure of other provisions [line items]
Balance at beginning of the period	668	614	679
Penalties and other charges	110	52	50
New contingencies	47	36	117
Cancellation and adjustments	(90)	(35)	(109)
Payments	(39)	(5)	(68)
Effect of foreign currency exchange rates	(33)	6	(55)
Balance at end of the period	$ 663	$ 668	$ 614